                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                           MARQUEE VARIABLE ANNUITY
                                  Offered by
                  Providian Life and Health Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                                P.O. Box 32700
                          Louisville, Kentucky 40232

                                  ----------
This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Marquee variable annuity contract (the "Contract") offered by Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 1995, as revised July 1, 1995, by calling 1-800-866-6007 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

           May 1, 1995, as revised July 1, 1995 and December __, 1995

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

THE CONTRACT................................................................. 2
 Computation of Variable Annuity Income Payments............................. 2
 Exchanges................................................................... 3
 Exceptions to Charges....................................................... 3
GENERAL MATTERS.............................................................. 3
 Non-Participating........................................................... 3
 Misstatement of Age or Sex.................................................. 3
 Assignment.................................................................. 4
 Annuity Data................................................................ 4
 Annual Statement............................................................ 4
 Incontestability............................................................ 4
 Ownership................................................................... 4
PERFORMANCE INFORMATION...................................................... 4
 Money Market Subaccount Yields.............................................. 5
 30-Day Yield for Non-Money Market Subaccounts............................... 5
 Standardized Average Annual Total Return for Non-Money Market Subaccounts... 7
ADDITIONAL PERFORMANCE MEASURES.............................................. 7
 Non-Standardized Actual Total Return and Non-Standardized Actual Average
  Annual Total Return.......................................................  7
 Non-Standardized Hypothetical Total Return and Non-Standardized
  Hypothetical Average Annual Total Return.................................. 10
 Individualized Computer Generated Illustrations............................ 29
PERFORMANCE COMPARISONS..................................................... 29
SAFEKEEPING OF ACCOUNT ASSETS............................................... 31
THE COMPANY................................................................. 31
STATE REGULATION............................................................ 31
RECORDS AND REPORTS......................................................... 32
DISTRIBUTION OF THE CONTRACTS............................................... 32
LEGAL PROCEEDINGS........................................................... 32
OTHER INFORMATION........................................................... 32
FINANCIAL STATEMENTS........................................................ 32

                                 THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =  the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =  the Net Investment Factor for the day;

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                       A Unit Contracts                   .65%
                       B Unit Contracts                  1.25%

     (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount, plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in

Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the Exchange Date). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES

In addition to the Purchase Payment breakpoints discussed in the Prospectus, the Company may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of Contract equal to $1,000,000. As a result, the applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

The Company may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, Providian Corporation, and certain of their affiliates and certain sales representatives for the Contract.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount and/or the General Account Guaranteed Options; and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.


                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Fidelity Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Fidelity Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [((Base Period Return)+1)/365/7/] - 1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                       YIELD = 2[(a-b+1)/6/ - 1]
                                  ---
                                   cd
    Where:
    [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount

    [b]    equals the expenses accrued for the period (net of reimbursement)

    [c] equals the average daily number of Units outstanding during the period

    [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                            P(1 + T)/n/ = ERV

    Where:

    (1)    [P] equals a hypothetical initial Purchase Payment of $1,000

    (2)    [T] equals an average annual total return

    (3)    [n] equals the number of years

    (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

The following tables show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1994.

            A UNIT PERFORMANCE FOR PERIOD ENDING DECEMBER 31, 1994

                   Subaccount                         Since Inception
                   ----------                         ---------------
        Fidelity Money Market Portfolio                   (10.06)%
        Fidelity Equity-Income Portfolio                  (47.08)%
        Fidelity Growth Portfolio                            0.67%
        Fidelity Asset Manager Portfolio                  (19.26)%
        Dreyfus Growth and Income Portfolio               (30.40)%
        Dreyfus Quality Bond Portfolio                    (30.64)%
        TRP Equity Income Portfolio                          0.00%
        TRP New America Growth Portfolio                  (47.64)%
        TRP International Stock Portfolio                 (20.63)%
        Quest for Value Managed Portfolio                 (46.63)%
        Quest for Value Small Cap Portfolio               (26.49)%
        Quest for Value Government Income Portfolio       (40.20)%

            B UNIT PERFORMANCE FOR PERIOD ENDING DECEMBER 31, 1994

        Subaccount                            Since Inception
        ----------                            ----------------
Fidelity Money Market Portfolio                   (12.95)%
Fidelity Equity-Income Portfolio                  (23.64)%
Fidelity Growth Portfolio                         (12.83)%
Fidelity Asset Manager Portfolio                  (30.37)%
Dreyfus Growth and Income Portfolio               (30.52)%
Dreyfus Quality Bond Portfolio                    (18.52)%
TRP Equity Income Portfolio                       (23.17)%
TRP New America Growth Portfolio                  (47.64)%
TRP International Stock Portfolio                 (20.63)%
Quest for Value Managed Portfolio                 (45.07)%
Quest for Value Small Cap Portfolio               (26.19)%
Quest for Value Government Income                    N/A%
 Portfolio

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

        NON-STANDARDIZED ACTUAL TOTAL RETURN FOR PERIOD ENDING 12/31/94

           A UNITS                              Since Inception
           -------                              ---------------
Fidelity Money Market Portfolio                       2.61%
Fidelity Equity-Income Portfolio                   (13.49)%
Fidelity Growth Portfolio                            16.06%
Fidelity Asset Manager Portfolio                    (6.91)%
Dreyfus Growth and Income Portfolio                (12.82)%
Dreyfus Quality Bond Portfolio                       14.66%
TRP Equity Income Portfolio                           0.00%
TRP New America Growth Portfolio                   (14.41)%
TRP International Stock Portfolio                   (8.49)%
Quest for Value Managed Portfolio                  (12.68)%
Quest for Value Small Cap Portfolio                  20.15%
Quest for Value Government Income                   (1.15)%
 Portfolio

           B UNITS                              Since Inception
           -------                              ---------------
Fidelity Money Market Portfolio                       1.10%
Fidelity Equity-Income Portfolio                    (9.83)%
Fidelity Growth Portfolio                             2.93%
Fidelity Asset Manager Portfolio                   (14.17)%
Dreyfus Growth and Income Portfolio                (16.38)%
Dreyfus Quality Bond Portfolio                      (3.79)%
TRP Equity Income                                     0.00%
TRP New America Growth Portfolio                      0.00%
TRP International Stock Portfolio                   (8.49)%
Quest for Value Managed Portfolio                  (18.91)%
Quest for Value Small Cap Portfolio                   9.70%
Quest for Value Government Income Portfolio            NA%

NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/94

            A UNITS                                     Since Inception
            -------                                     ---------------
Fidelity Money Market Portfolio                               2.61%
Fidelity Equity-Income Portfolio                           (13.49)%
Fidelity Growth Portfolio                                    16.06%
Fidelity Asset Manager Portfolio                            (6.91)%
Dreyfus Growth and Income Portfolio                        (12.82)%
Dreyfus Quality Bond Portfolio                               14.66%
TRP Equity Income Portfolio                                   0.00%
TRP New America Growth Portfolio                           (14.41)%
TRP International Stock Portfolio                           (8.49)%
Quest for Value Managed Portfolio                          (12.68)%
Quest for Value Small Cap Portfolio                          20.15%
Quest for Value Government Income Portfolio                 (1.15)%

            B UNITS                                     Since Inception
            -------                                     ---------------

Fidelity Money Market Portfolio                               1.10%
Fidelity Equity-Income Portfolio                            (9.83)%
Fidelity Growth Portfolio                                     2.93%
Fidelity Asset Manager Portfolio                           (14.17)%
Dreyfus Growth and Income Portfolio                        (16.38)%
Dreyfus Quality Bond Portfolio                              (3.79)%
TRP Equity Income Portfolio                                 (7.40)%
TRP New America Growth Portfolio                           (14.41)%
TRP International Stock Portfolio                          (13.81)%
Quest for Value Managed Portfolio                          (18.91)%
Quest for Value Small Cap Portfolio                           9.70%
Quest for Value Government Income Portfolio                     NA

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN*

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, actual Accumulation Unit Values are used for the calculations. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

         HYPOTHETICAL TOTAL RETURNS FOR PERIODS ENDING 12/31/94
                 (BASED ON SINGLE INITIAL PURCHASE)

              A UNITS                           1 Year      3 Year
              -------                           ------      ------
Fidelity Money Market Portfolio                  3.45%       8.99%
Fidelity Equity-Income Portfolio                 6.27%      44.30%
Fidelity Growth Portfolio                      (0.82)%      27.17%
Fidelity Asset Manager Portfolio               (6.89)%      23.96%
Dreyfus Growth and Income Portfolio               NA          NA
Dreyfus Quality Bond Portfolio                 (5.39)%      20.22%
TRP Equity Income Portfolio                       NA          NA
TRP New America Growth Portfolio                  NA          NA
TRP International Stock Portfolio                 NA          NA
Quest for Value Managed Portfolio              (7.84)%        NA
Quest for Value Small Cap Portfolio           (17.97)%        NA
Quest for Value Government Income Portfolio       NA          NA

                                                           Since Inception
                  A UNITS                         5 Year      Year-End
                  -------                         ------   ---------------
Fidelity Money Market Portfolio                   23.36%        87.45%
Fidelity Equity-Income Portfolio                  58.96%       121.50%
Fidelity Growth Portfolio                         61.62%       149.44%
Fidelity Asset Manager Portfolio                  60.42%        60.42%
Dreyfus Growth and Income Portfolio                 NA         (1.75)%
Dreyfus Quality Bond Portfolio                    38.85%        38.85%
TRP Equity Income Portfolio                         NA           4.75%
TRP New America Growth Portfolio                    NA           0.14%
TRP International Stock Portfolio                   NA           0.75%
Quest for Value Managed Portfolio               (25.79)%       (6.35)%
Quest for Value Small Cap Portfolio             (19.77)%       (7.45)%
Quest for Value Government Income Portfolio         NA         (0.45)%

               B UNITS                          1 Year     3 Year
               -------                          ------     ------
Fidelity Money Market Portfolio                    2.85%   7.02%
Fidelity Equity-Income Portfolio                   5.67%   41.70%
Fidelity Growth Portfolio                        (1.42)%   24.88%
Fidelity Asset Manager Portfolio                 (7.49)%   21.73%
Dreyfus Growth and Income Portfolio                NA        NA
Dreyfus Quality Bond Portfolio                   (5.99)%   18.05%
TRP Equity Income Portfolio                        NA        NA
TRP New America Growth Portfolio                   NA        NA
TRP International Stock Portfolio                  NA        NA
Quest for Value Managed Portfolio                (8.44)%     NA
Quest for Value Small Cap Portfolio             (18.57)%     NA
Quest for Value Government Income Portfolio        NA        NA

                                                          Since Inception
             B UNITS                            5 Year       Year-End
             -------                            ------    ---------------
Fidelity Money Market Portfolio                 19.85%         76.09%
Fidelity Equity-Income Portfolio                54.66%        112.05%
Fidelity Growth Portfolio                       57.26%        138.95%
Fidelity Asset Manager Portfolio                56.09%         56.09%
Dreyfus Growth and Income Portfolio               NA          (2.16)%
Dreyfus Quality Bond Portfolio                  35.00%         35.00%
TRP Equity Income Portfolio                       NA            4.30%
TRP New America Growth Portfolio                  NA          (0.30)%
TRP International Stock Portfolio                 NA            0.30%
Quest for Value Managed Portfolio               (28.12)%      (9.71)%
Quest for Value Small Cap Portfolio             (22.25)%     (10.77)%
Quest for Value Government Income Portfolio       NA          (0.52)%

     HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/94
                      (BASED ON SINGLE INITIAL PURCHASE)

           A UNITS                             1 Year      3 Year
                                               -------     ------
Fidelity Money Market Portfolio                  3.45%      2.91%
Fidelity Equity-Income Portfolio                 6.27%     13.00%
Fidelity Growth Portfolio                      (0.82)%      8.34%
Fidelity Asset Manager Portfolio               (6.89)%      7.42%
Dreyfus Growth and Income Portfolio              NA          NA
Dreyfus Quality Bond Portfolio                 (5.39)%      6.33%
TRP Equity Income Portfolio                      NA          NA
TRP New America Growth Portfolio                 NA          NA
TRP International Stock Portfolio                NA          NA
Quest for Value Managed Portfolio              (7.84)%       NA
Quest for Value Small Cap Portfolio           (17.97)%       NA
Quest for Value Government Income Portfolio      NA          NA

                                                           Since Inception
                A UNITS                          5 Year       Year-End
                -------                          ------    ---------------
Fidelity Money Market Portfolio                   4.29%          9.91%
Fidelity Equity-Income Portfolio                  9.71%         10.45%
Fidelity Growth Portfolio                        10.08%         12.10%
Fidelity Asset Manager Portfolio                  9.91%          9.91%
Dreyfus Growth and Income Portfolio                NA          (2.63)%
Dreyfus Quality Bond Portfolio                    6.79%          6.79%
TRP Equity Income Portfolio                        NA            6.35%
TRP New America Growth Portfolio                   NA            0.20%
TRP International Stock Portfolio                  NA            1.00%
Quest for Value Managed Portfolio               (5.79)%        (1.09)%
Quest for Value Small Cap Portfolio             (4.31)%        (1.28)%
Quest for Value Government Income Portfolio        NA          (3.76)%

                B UNITS                          1 Year       3 Year
                                                 ------       ------
Fidelity Money Market Portfolio                    2.85%       2.29%
Fidelity Equity-Income Portfolio                   5.67%      12.32%
Fidelity Growth Portfolio                        (1.42)%       7.69%
Fidelity Asset Manager Portfolio                 (7.49)%       6.77%
Dreyfus Growth and Income Portfolio                NA           NA
Dreyfus Quality Bond Portfolio                   (5.99)%       5.69%
TRP Equity Income Portfolio                        NA           NA
TRP New America Growth Portfolio                   NA           NA
TRP International Stock Portfolio                  NA           NA
Quest for Value Managed Portfolio                (7.84)%        NA
Quest for Value Small Cap Portfolio             (17.97)%        NA
Quest for Value Government Income Portfolio        NA           NA

                                                             Since Inception
            B UNITS                             5 Year          Year-End
            -------                            -------       ---------------
Fidelity Money Market Portfolio                 3.69%             5.28%
Fidelity Equity-Income Portfolio                9.11%             9.85%
Fidelity Growth Portfolio                       9.48%            11.50%
Fidelity Asset Manager Portfolio                9.31%             9.31%
Dreyfus Growth and Income Portfolio              NA             (3.23)%
Dreyfus Quality Bond Portfolio                  6.19%             6.19%
TRP Equity Income Portfolio                      NA               5.75%
TRP New America Growth Portfolio                 NA             (0.40)%
TRP International Stock Portfolio                NA               0.40%
Quest for Value Managed Portfolio              (5.79)%          (1.69)%
Quest for Value Small Cap Portfolio            (4.31)%          (1.88)%
Quest for Value Government Income Portfolio      NA             (4.36)%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


* On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest For Value Accumulation Trust that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the Small Cap and Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the Small Cap and Managed Growth Portfolios, respectively. For the period prior to September 16, 1994, the performance figures above for each of the Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

              Remainder of Page Intentionally Left Blank


           FIDELITY EQUITY INCOME PORTFOLIO   A-UNITS                         FIDELITY EQUITY INCOME PORTFOLIO   A-UNITS

           $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
                AND YEARLY DECEMBER 31ST THEREAFTER

            Values prior to current                                         Values prior to current
            years purchase payment    Non-Standardized                      years purchase payment     Non-Standardized
            -----------------------  ------------------                     -----------------------    ----------------
                                      One       Average                                                 One     Average       A
                                      Year      Annual                                                  Year    Annual      UNITS
           Cumulative  Accumulated   Total      Total                       Cumulative  Accumulated    Total     Total    Fund Total
  Date      Payments      Value      Return     Return            Date       Payments      Value       Return   Return      Return
--------   ----------  -----------   -------    -------         --------    ----------   ----------    -------  -------   ----------
12/31/86   $ 2,000        N/A          N/A       N/A            12/31/86     $50,000        N/A         N/A       N/A       0.00%
12/31/87   $ 4,000     $ 1,962        -1.92%    -1.92%          12/31/87     $50,000      $ 49,040     -1.92%    -1.92%     -1.92%
12/31/88   $ 6,000     $ 4,822        21.73%    13.13%          12/31/88     $50,000      $ 59,695     21.73%     9.27%     21.73%
12/31/89   $ 8,000     $ 7,941        16.40%    14.69%          12/31/89     $50,000      $ 69,486     16.40%    11.59%     16.40%
12/31/90   $10,000     $ 8,354       -15.97%     1.74%          12/31/90     $50,000      $ 58,390    -15.97%     3.95%    -15.97%
12/31/91   $12,000     $13,500        30.39%    10.18%          12/31/91     $50,000      $ 76,134     30.39%     8.77%     30.39%
12/31/92   $14,000     $17,973        15.95%    11.67%          12/31/92     $50,000      $ 88,282     15.95%     9.94%     15.95%
12/31/93   $16,000     $23,437        17.34%    12.92%          12/31/93     $50,000      $103,593     17.34%    10.97%     17.34%
12/31/94   $18,000     $27,018         6.21%    11.57%          12/31/94     $50,000      $110,030      6.21%    10.36%      6.21%

                                       13

             FIDELITY GROWTH PORTFOLIO  A-UNITS                                   FIDELITY GROWTH PORTFOLIO  A-UNITS

             $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
                  AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------     ------------------                -----------------------        -----------------
                                       One     Average                                                  One     Average     A
                                      Year     Annual                                                   Year    Annual    UNITS
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------  -------    -------          --------    ---------    ----------    -------  ------  ----------
12/31/86    $ 2,000        N/A        N/A       N/A             12/31/86     $50,000        N/A          N/A      N/A      0.00%
12/31/87    $ 4,000      $ 2,057      2.83%     2.83%           12/31/87     $50,000      $ 51,415       2.83%   2.83%     2.83%
12/31/88    $ 6,000      $ 4,651     14.66%    10.49%           12/31/88     $50,000      $ 58,950      14.66%   8.58%    14.66%
12/31/89    $ 8,000      $ 8,677     30.46%    19.62%           12/31/89     $50,000      $ 76,906      30.46%  15.43%    30.46%
12/31/90    $10,000      $ 9,349    -12.44%     6.33%           12/31/90     $50,000      $ 67,341     -12.44%   7.73%   -12.44%
12/31/91    $12,000      $16,382     44.35%    16.93%           12/31/91     $50,000      $ 97,205      44.35%  14.22%    44.35%
12/31/92    $14,000      $19,934      8.45%    14.71%           12/31/92     $50,000      $105,414       8.45%  13.24%     8.45%
12/31/93    $16,000      $25,974     18.42%    15.51%           12/31/93     $50,000      $124,826      18.42%  13.96%    18.42%
12/31/94    $18,000      $27,744     -0.82%    12.15%           12/31/94     $50,000      $123,803      -0.82%  12.00%    -0.82%


          FIDELITY EQUITY INCOME PORTFOLIO  B-UNITS                         FIDELITY EQUITY INCOME PORTFOLIO  B-UNITS

        $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
             AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------     ------------------                -----------------------        -----------------
                                       One     Average                                                  One     Average     B
                                      Year     Annual                                                   Year    Annual    UNITS
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------  -------    -------          --------    ---------    ----------    -------  ------  ----------
12/31/86    $ 2,000        N/A        N/A       N/A             12/31/86     $50,000        N/A          N/A      N/A      0.00%
12/31/87    $ 4,000      $ 1,950     -2.51%    -2.51%           12/31/87     $50,000      $ 48,743      -2.51%  -2.51%    -2.51%
12/31/88    $ 6,000      $ 4,779     20.99%    12.46%           12/31/88     $50,000      $ 58,975      20.99%   8.60%    20.99%
12/31/89    $ 8,000      $ 7,843     15.70%    14.00%           12/31/89     $50,000      $ 68,233      15.70%  10.92%    15.70%
12/31/90    $10,000      $ 8,221    -16.48%     1.09%           12/31/90     $50,000      $ 56,991     -16.48%   3.33%   -16.48%
12/31/91    $12,000      $13,247     29.60%     9.52%           12/31/91     $50,000      $ 73,860      29.60%   8.12%    29.60%
12/31/92    $14,000      $17,572     15.25%    11.01%           12/31/92     $50,000      $ 85,126      15.25%   9.27%    15.25%
12/31/93    $16,000      $22,828     16.63%    12.25%           12/31/93     $50,000      $ 99,286      16.63%  10.30%    16.63%
12/31/94    $18,000      $26,211      5.57%    10.90%           12/31/94     $50,000      $104,817       5.57%   9.69%     5.57%


             FIDELITY GROWTH PORTFOLIO  B-UNITS                                FIDELITY GROWTH PORTFOLIO  B-UNITS

        $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                   $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
             AND YEARLY DECEMBER 31ST THEREAFTER


           Values prior to current                                         Values prior to current
           years purchase payment     Non-Standardized                     years purchase payment      Non-Standardized
           -----------------------  -------------------                    -----------------------     ----------------
                                       One     Average                                                  One     Average     B
                                      Year     Annual                                                   Year    Annual    UNITS
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------  -------    --------         --------   ----------    ----------    -------  ------  ----------

12/31/86    $ 2,000        N/A        N/A       N/A             12/31/86     $50,000        N/A          N/A      N/A      0.00%
12/31/87    $ 4,000      $ 2,044      2.21%     2.21%           12/31/87     $50,000      $ 51,104       2.21%   2.21%     2.21%
12/31/88    $ 6,000      $ 4,609     13.96%     9.83%           12/31/88     $50,000      $ 58,240      13.96%   7.93%    13.96%
12/31/89    $ 8,000      $ 8,570     29.67%    18.92%           12/31/89     $50,000      $ 75,519      29.67%  14.73%    29.67%
12/31/90    $10,000      $ 9,199    -12.97%     5.67%           12/31/90     $50,000      $ 65,727     -12.97%   7.08%   -12.97%
12/31/91    $12,000      $16,068     43.47%    16.25%           12/31/91     $50,000      $ 94,300      43.47%  13.53%    43.47%
12/31/92    $14,000      $19,475      7.79%    14.02%           12/31/92     $50,000      $101,646       7.79%  12.55%     7.79%
12/31/93    $16,000      $25,276     17.70%    14.82%           12/31/93     $50,000      $119,636      17.70%  13.27%    17.70%
12/31/94    $18,000      $26,889     -1.42%    11.46%           12/31/94     $50,000      $117,937      -1.42%  11.32%    -1.42%


           FIDELITY ASSET MANAGER PORTFOLIO   A-UNITS                         FIDELITY ASSET MANAGER PORTFOLIO   A-UNITS

           $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
                AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      -----------------                -----------------------        -----------------
                                      One      Average                                                  One     Average     A
                                      Year     Annual                                                   Year    Annual    UNITS
           Cumulative  Accumulated   Total     Total                        Cumulative  Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date       Payments      Value       Return   Return    Return
--------   ----------  -----------   ------    ------           --------    ----------   ----------    -------  ------  ----------
12/31/89    $ 2,000         N/A       N/A       N/A             12/31/89     $50,000          N/A        N/A      N/A      0.00%
12/31/90    $ 4,000     $ 2,117      5.87%     5.87%            12/31/90     $50,000      $52,933       5.87%    5.87%     5.87%
12/31/91    $ 6,000     $ 5,006     21.58%    15.92%            12/31/91     $50,000      $64,356      21.58%   13.45%    21.58%
12/31/92    $ 8,000     $ 7,764     10.82%    13.45%            12/31/92     $50,000      $71,317      10.82%   12.57%    10.82%
12/31/93    $10,000     $11,742     20.26%    15.95%            12/31/93     $50,000      $85,766      20.26%   14.44%    20.26%
12/31/94    $12,000     $12,802     -6.84%     8.35%            12/31/94     $50,000      $79,898      -6.84%    9.83%    -6.84%


     FIDELITY MONEY MARKET PORTFOLIO  A-UNITS                        FIDELITY MONEY MARKET PORTFOLIO       A-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1983                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1983
       AND YEARLY DECEMBER 31ST THEREAFTER

           Values prior to current                                         Values prior to current
           years purchase payment     Non-Standardized                     years purchase payment      Non-Standardized
           -----------------------    ----------------                     ------------------------    ----------------
                                      One      Average                                                  One     Average      A
                                      Year     Annual                                                   Year    Annual     UNITS
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total    Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return     Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  -------  ----------
12/31/83     $ 2,000       N/A        N/A         N/A           12/31/83     $50,000         N/A         N/A      N/A       0.00%
12/31/84     $ 4,000     $ 2,191      9.55%      9.55%          12/31/84     $50,000       $54,773      9.55%    9.55%      9.55%
12/31/85     $ 6,000     $ 4,495      7.25%      8.03%          12/31/85     $50,000       $58,742      7.25%    8.39%      7.25%
12/31/86     $ 8,000     $ 6,874      5.85%      6.96%          12/31/86     $50,000       $62,176      5.85%    7.54%      5.85%
12/31/87     $10,000     $ 9,370      5.59%      6.42%          12/31/87     $50,000       $65,651      5.59%    7.05%      5.59%
12/31/88     $12,000     $12,113      6.53%      6.46%          12/31/88     $50,000       $69,938      6.53%    6.94%      6.53%
12/31/89     $14,000     $15,277      8.25%      6.94%          12/31/89     $50,000       $75,706      8.25%    7.16%      8.25%
12/31/90     $16,000     $18,516      7.18%      7.00%          12/31/90     $50,000       $81,138      7.18%    7.16%      7.18%
12/31/91     $18,000     $21,592      5.24%      6.63%          12/31/91     $50,000       $85,391      5.24%    6.92%      5.24%
12/31/92     $20,000     $24,316      3.07%      5.96%          12/31/92     $50,000       $88,012      3.07%    6.48%      3.07%
12/31/93     $22,000     $26,948      2.40%      5.36%          12/31/93     $50,000       $90,128      2.40%    6.07%      2.40%
12/31/94     $24,000     $29,937      3.42%      5.06%          12/31/94     $50,000       $93,206      3.42%    5.83%      3.42%


      FIDELITY ASSET MANAGER PORTFOLIO  B-UNITS                        FIDELITY ASSET MANAGER PORTFOLIO  B-UNITS

    $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
         AND YEARLY DECEMBER 31ST THEREAFTER

          Values prior to current                                       Values prior to current
          years purchase payment      Non-Standardized                  years purchase payment         Non-Standardized
          -----------------------     -----------------                 -----------------------        -----------------
                                      One      Average                                                 One      Average
                                      Year     Annual                                                  Year     Annual   B UNITS
          Cumulative  Accumulated    Total     Total                       Cumulative   Accumulated    Total     Total  Fund Total
 Date      Payments      Value       Return    Return             Date      Payments       Value       Return   Return    Return
 ----      --------      -----       ------    ------             ----      --------       -----       ------   ------  ----------
12/31/89    $ 2,000       N/A         N/A       N/A             12/31/89     $50,000        N/A          N/A      N/A      0.00%
12/31/90    $ 4,000    $ 2,105       5.23%     5.23%            12/31/90     $50,000      $52,613       5.23%    5.23%     5.23%
12/31/91    $ 6,000    $ 4,960      20.84%    15.23%            12/31/91     $50,000      $63,580      20.84%   12.76%    20.84%
12/31/92    $ 8,000    $ 7,668      10.15%    12.76%            12/31/92     $50,000      $70,031      10.15%   11.89%    10.15%
12/31/93    $10,000    $11,554      19.53%    15.26%            12/31/93     $50,000      $83,709      19.53%   13.75%    19.53%
12/31/94    $12,000    $12,551      -7.40%     7.67%            12/31/94     $50,000      $77,511      -7.40%    9.16%    -7.40%


     FIDELITY MONEY MARKET PORTFOLIO B-UNITS                        FIDELITY MONEY MARKET PORTFOLIO B-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1983                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1983
       AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      ----------------                 -----------------------         ----------------
                                      One      Average                                                  One     Average     B
                                      Year     Annual                                                   Year    Annual    UNITS
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total   Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------    ----------    -------  ------  ----------
12/31/83   $ 2,000         N/A         N/A       N/A           12/31/83     $50,000          N/A        N/A       N/A      N/A
12/31/84   $ 4,000       $ 2,178      8.88%     8.88%          12/31/84     $50,000        $54,442     8.88%     8.88%    8.88%
12/31/85   $ 6,000       $ 4,453      6.60%     7.37%          12/31/85     $50,000        $58,033     6.60%     7.73%    6.60%
12/31/86   $ 8,000       $ 6,789      5.21%     6.31%          12/31/86     $50,000        $61,055     5.21%     6.88%    5.21%
12/31/87   $10,000       $ 9,224      4.95%     5.78%          12/31/87     $50,000        $64,077     4.95%     6.40%    4.95%
12/31/88   $12,000       $11,885      5.89%     5.81%          12/31/88     $50,000        $67,849     5.89%     6.30%    5.89%
12/31/89   $14,000       $14,939      7.59%     6.29%          12/31/89     $50,000        $73,000     7.59%     6.51%    7.59%
12/31/90   $16,000       $18,045      6.53%     6.35%          12/31/90     $50,000        $77,765     6.53%     6.51%    6.53%
12/31/91   $18,000       $20,968      4.60%     5.98%          12/31/91     $50,000        $81,346     4.60%     6.27%    4.60%
12/31/92   $20,000       $23,530      2.45%     5.32%          12/31/92     $50,000        $83,335     2.45%     5.84%    2.45%
12/31/93   $22,000       $25,985      1.78%     4.71%          12/31/93     $50,000        $84,822     1.78%     5.43%    1.78%
12/31/94   $24,000       $28,766      2.79%     4.41%          12/31/94     $50,000        $87,189     2.79%     5.19%    2.79%


     DREYFUS GROWTH AND INCOME PORTFOLIO                            DREYFUS GROWTH AND INCOME PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      -----------------                -----------------------        -----------------
                                      One      Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual   A and B
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total   Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------    ----------    -------  ------  ----------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A          N/A     N/A       N/A

         DREYFUS QUALITY BOND PORTFOLIO A-UNITS                               DREYFUS QUALITY BOND PORTFOLIO A-UNITS

     $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                    $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
          AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      -----------------                -----------------------        -----------------
                                      One      Average                                                  One     Average      A
                                      Year     Annual                                                   Year    Annual     UNIT
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total   Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------    ----------    -------  ------  ----------
12/31/89     $ 2,000    N/A           N/A       N/A             12/31/89      $50,000        N/A         N/A     N/A     0.00%
12/31/90     $ 4,000  $ 2,032        1.58%     1.58%            12/31/90      $50,000      $50,790      1.58%   1.58%    1.58%
12/31/91     $ 6,000  $ 4,564       13.21%     9.12%            12/31/91      $50,000      $57,498     13.21%   7.24%   13.21%
12/31/92     $ 8,000  $ 7,299       11.19%    10.12%            12/31/92      $50,000      $63,934     11.19%   8.54%   11.19%
12/31/93     $10,000  $10,639       14.41%    11.73%            12/31/93      $50,000      $73,145     14.41%   9.98%   14.41%
12/31/94     $12,000  $11,962       -5.35%     6.03%            12/31/94      $50,000      $69,230     -5.35%   6.72%   -5.35%


      DREYFUS QUALITY BOND PORTFOLIO B-UNITS                            DREYFUS QUALITY BOND PORTFOLIO B-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  B UNIT
                                      Year     Annual                                                   Year    Annual    Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   -------
12/31/89    $ 2,000        N/A         N/A       N/A            12/31/89     $50,000         N/A         N/A      N/A     0.00%
12/31/90    $ 4,000     $ 2,019       0.97%     0.97%           12/31/90     $50,000       $50,483      0.97%    0.97%    0.97%
12/31/91    $ 6,000     $ 4,523      12.52%     8.47%           12/31/91     $50,000       $56,805     12.52%    6.59%   12.52%
12/31/92    $ 8,000     $ 7,209      10.52%     9.46%           12/31/92     $50,000       $62,781     10.52%    7.88%   10.52%
12/31/93    $10,000     $10,472      13.72%    11.07%           12/31/93     $50,000       $71,392     13.72%    9.31%   13.72%
12/31/94    $12,000     $11,733      -5.93%     5.38%           12/31/94     $50,000       $67,161     -5.93%    6.08%   -5.93%


      T. ROWE PRICE EQUITY INCOME PORTFOLIO                              T. ROWE PRICE EQUITY INCOME PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A and B
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A

      T. ROWE PRICE INTERNATIONAL PORTOLIO                              T. ROWE PRICE INTERNATIONAL PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A and B
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A


 T. ROWE PRICE NEW AMERICAN GROWTH FUND PORTFOLIO                  T. ROWE PRICE NEW AMERICAN GROWTH FUND PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A and B
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A


    QUEST FOR VALUE MANAGED PORTFOLIO A-UNITS                          QUEST FOR VALUE MANAGED PORTFOLIO A-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A UNIT
                                      Year     Annual                                                   Year    Annual    Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   -------
12/31/88    $ 2,000        N/A         N/A       N/A            12/31/88     $50,000         N/A         N/A      N/A     0.00%
12/31/89    $ 4,000     $ 2,519      25.95%    25.95%           12/31/89     $50,000       $62,976     25.95%   25.95%   25.95%
12/31/90    $ 6,000     $ 3,259     -27.88%   -12.90%           12/31/90     $50,000       $45,419    -27.88%   -4.69%  -27.88%
12/31/91    $ 8,000     $ 7,903      50.27%    14.42%           12/31/91     $50,000       $68,249     50.27%   10.93%   50.27%
12/31/92    $10,000     $ 7,984     -19.37%    -0.08%           12/31/92     $50,000       $55,026    -19.37%    2.42%  -19.37%
12/31/93    $12,000     $ 9,215      -7.70%    -2.71%           12/31/93     $50,000       $50,788     -7.70%    0.31%   -7.70%
12/31/94    $14,000     $10,342      -7.79%    -4.23%           12/31/94     $50,000       $46,832     -7.79%   -1.08%   -7.79%


    QUEST FOR VALUE MANAGED PORTFOLIO B-UNITS                          QUEST FOR VALUE MANAGED PORTFOLIO B-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  B UNIT
                                      Year     Annual                                                   Year    Annual    Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   -------
12/31/88    $ 2,000        N/A         N/A       N/A            12/31/88     $50,000         N/A         N/A      N/A     0.00%
12/31/89    $ 4,000     $ 2,504      25.19%    25.19%           12/31/89     $50,000       $62,595     25.19%   25.19%   25.19%
12/31/90    $ 6,000     $ 3,229     -28.32%   -13.46%           12/31/90     $50,000       $44,871    -28.32%   -5.27%  -28.32%
12/31/91    $ 8,000     $ 7,809      49.36%    13.77%           12/31/91     $50,000       $67,018     49.36%   10.26%   49.36%
12/31/92    $10,000     $ 7,861     -19.86%    -0.70%           12/31/92     $50,000       $53,706    -19.86%    1.80%  -19.86%
12/31/93    $12,000     $ 9,046      -8.26%    -3.32%           12/31/93     $50,000       $49,270     -8.26%   -0.29%   -8.26%
12/31/94    $14,000     $10,124      -8.35%    -4.84%           12/31/94     $50,000       $45,158     -8.35%   -1.68%   -8.35%


 QUEST FOR VALUE SMALL CAPITAL PORTFOLIO A-UNITS                    QUEST FOR VALUE SMALL CAPITAL PORTFOLIO A-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A UNIT
                                      Year     Annual                                                   Year    Annual    Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   -------
12/31/88    $ 2,000        N/A         N/A       N/A            12/31/88     $50,000         N/A         N/A      N/A     0.00%
12/31/89    $ 4,000     $ 2,304      15.22%    15.22%           12/31/89     $50,000       $57,608     15.22%   15.22%   15.22%
12/31/90    $ 6,000     $ 3,256     -24.36%   -12.97%           12/31/90     $50,000       $43,572    -24.36%   -6.65%  -24.36%
12/31/91    $ 8,000     $ 8,558      62.83%    18.84%           12/31/91     $50,000       $70,950     62.83%   12.37%   62.83%
12/31/92    $10,000     $ 8,591     -18.63%     2.87%           12/31/92     $50,000       $57,729    -18.63%    3.66%  -18.63%
12/31/93    $12,000     $10,334      -2.42%     1.10%           12/31/93     $50,000       $56,333     -2.42%    2.41%   -2.42%
12/31/94    $14,000     $10,135     -17.83%    -4.81%           12/31/94     $50,000       $46,288    -17.83%   -1.28%  -17.83%


QUEST FOR VALUE GOVERNMENTAL INCOME FUND PORTFOLIO                QUEST FOR VALUE GOVERNMENTAL INCOME FUND PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  A and B
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A


 QUEST FOR VALUE SMALL CAPITAL PORTFOLIO B-UNITS                    QUEST FOR VALUE SMALL CAPITAL PORTFOLIO B-UNITS

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER

           Values prior to current                                         Values prior to current
           years purchase payment    Non-Standardized                      years purchase payment      Non-Standardized
           -----------------------   -----------------                     -----------------------     ----------------
                                      One      Average                                                  One     Average      B
                                      Year     Annual                                                   Year    Annual      UNIT
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total    Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return     Return
--------   ----------  -----------   -------   -------          --------   ----------   -----------    -------  -------  ----------
12/31/88    $ 2,000        N/A         N/A        N/A           12/31/88    $50,000         N/A          N/A     N/A        0.00%
12/31/89    $ 4,000      $ 2,290      14.52%    14.52%          12/31/89    $50,000       $57,259       14.52%  14.52%     14.52%
12/31/90    $ 6,000      $ 3,225     -24.82%   -13.52%          12/31/90    $50,000       $43,047      -24.82%  -7.21%    -24.82%
12/31/91    $ 8,000      $ 8,457      61.85%    18.17%          12/31/91    $50,000       $69,670       61.85%  11.69%     61.85%
12/31/92    $10,000      $ 8,457     -19.13%     2.24%          12/31/92    $50,000       $56,345      -19.13%   3.03%    -19.13%
12/31/93    $12,000      $10,143      -3.01%     0.47%          12/31/93    $50,000       $54,650       -3.01%   1.79%     -3.01%
12/31/94    $14,000      $ 9,917     -18.33%    -5.42%          12/31/94    $50,000       $44,634      -18.33%  -1.87%    -18.33%

Individualized Computer Generated Illustrations

The Company may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

 .          quality of underlying investments;
 .          average maturity of underlying investments;
 .          type of instruments in which the Portfolio is invested;
 .          changes in interest rates and market value of underlying investments;
 .          changes in Portfolio expenses; and
 .          the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

 .    Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 .    Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a
    composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

 .    Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

 .    Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

 .    Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

 .    Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

 .    Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

 .    Morningstar, Inc., an independent rating service that publishes the bi-
    weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 .    Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

 .    Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

 .    Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

 .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

                                  THE COMPANY

All the stock of the Company is owned by Capital Liberty, L.P., a limited partnership, which is owned, directly and indirectly, by Providian Corporation. A 50% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 40% and 10% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company, which are both wholly-owned by Providian Corporation.

                               STATE REGULATION

The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

Providian Securities Corporation ("PSC"), the principal underwriter of the Contracts, is a wholly owned subsidiary of Providian Corporation. PSC is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions not to exceed (i) 4.75% of Purchase Payments for A Units plus an annual trail or maintenance fee of .20% of the Contract's Accumulation Value; and (ii) 6.75% of Purchase Payments for B Units may be paid to entities which sell the Contracts. In addition, expense reimbursement allowances may be paid. Additional payments may be made for other services not directly related to the sale of the Contracts.

The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with PSC. The offering of the Contracts is continuous and PSC does not anticipate discontinuing the offering of the Contracts. However, PSC does reserve the right to discontinue the offering of the Contracts.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the year ended December 31, 1994, including the Report of Independent Auditors thereon, is included in this Statement of Additional Information. The audited statutory-basis financial statements of the Company for the years ended December 31, 1993 and 1994, respectively, including the Reports of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be

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